Pay vs Performance Disclosure - USD ($)	1 Months Ended		5 Months Ended		12 Months Ended
	Dec. 31, 2024	Jan. 31, 2024	Nov. 30, 2024	Jun. 30, 2024	Dec. 29, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO ($)(1)	Summary Compensation Table Total for Former CEO #1 ($)(2)	Summary Compensation Table Total for Former CEO #2 ($)(3)	Summary Compensation Table Total for Former CEO #3 ($)(4)	Compensation Actually Paid to CEO ($)(1)(7)	Compensation Actually Paid to Former CEO #1 ($)(2)(8)	Compensation Actually Paid to Former CEO #2 ($)(3)(9)	Compensation Actually Paid to Former CEO #3 ($)(4)(10)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(5)	Average Compensation Actually Paid to Non-CEO NEOs ($)(5)(11)	Value of Initial Fixed $100 Investment Based On:		GAAP Consolidated Net Loss Attributable to Common Stock ($)(13)	Adjusted EBITDA ($)(14)
											TSR(12)	Peer Group TSR (6)
2024	2,080,755	2,509,985	5,311,609	2,419,538	1,990,245	2,518,143	683,042	1,319,250	1,459,000	818,916	85.43	135.71	(6,724)	233,508

Company Selected Measure Name					djusted EBITDA
Named Executive Officers, Footnote	Amounts shown in this column relate to Mr. Brown, who became CEO of the Company in December 2024.
(2)Amounts shown in this column relate to Mr. Caudill, who became Interim CEO of the Company in July 2024 and whose service terminated in December 2024 upon the hiring of Mr. Brown as CEO.
(3)Amounts shown in this column relate to Mr. Fehrman, who became CEO of the Company in January and resigned July 2024.
(4)Amounts shown in this column relate to Mr. Daily, who retired as CEO of the Company in January 2024.
					(5)The non-chief executive officer (“CEO”) NEOs reflected in this column for 2024 were: Messrs. Izenstark, Adams, Connell, Lyons and Wilcock.
Peer Group Issuers, Footnote					The Company’s peer group for Pay Versus Performance Table purposes is the compensation peer group used in executive benchmarking (see “Executive Compensation – Compensation Discussion and Analysis – How We Determine Amounts Paid for Each Element of Compensation – Peer Group”).
Adjustment To PEO Compensation, Footnote

Year	Fair Value Increase of Unvested Awards Granted in Applicable Fiscal Year As of Fiscal Year End ($)	Fair Value Increase of Awards Granted in Applicable Fiscal Year that Vested in Applicable Fiscal Year as of Vesting Date ($)	Change from Prior Year End Fair Value of Unvested Awards Granted in Prior Fiscal Year to Applicable Fiscal Year End Fair Value ($)	Change from Prior Year End Fair Value of Awards Granted in Prior Fiscal Year That Vested in Applicable Fiscal Year to Vesting Date Fair Value ($)	Deduction for Awards Forfeited During Applicable Fiscal Year ($)	Deduction for Stock Awards Column in SCT ($)
2024	1,409,476	—	—	—	—	(1,499,986)
(8)CAP was calculated according to the SEC’s definition of CAP as directed by Item 402(v) of Regulation S-K, and is not the same as compensation received. To calculate CAP to Mr. Caudill, the former Interim CEO, the following amounts were deducted from and added to SCT total compensation:

Year	Fair Value Increase of Unvested Awards Granted in Applicable Fiscal Year As of Fiscal Year End ($)	Fair Value Increase of Awards Granted in Applicable Fiscal Year that Vested in Applicable Fiscal Year as of Vesting Date ($)	Change from Prior Year End Fair Value of Unvested Awards Granted in Prior Fiscal Year to Applicable Fiscal Year End Fair Value ($)	Change from Prior Year End Fair Value of Awards Granted in Prior Fiscal Year That Vested in Applicable Fiscal Year to Vesting Date Fair Value ($)	Deduction for Awards Forfeited During Applicable Fiscal Year ($)	Deduction for Stock Awards Column in SCT ($)	Deduction for Change in Pension Value in SCT ($)
2024	—	508,143	—	—	—	(499,985)	—
(9)CAP was calculated according to the SEC’s definition of CAP as directed by Item 402(v) of Regulation S-K, and is not the same as compensation received. To calculate CAP to Mr. Fehrman, the former CEO, the following amounts were deducted from and added to SCT total compensation:

Year	Fair Value Increase of Unvested Awards Granted in Applicable Fiscal Year As of Fiscal Year End ($)	Fair Value Increase of Awards Granted in Applicable Fiscal Year that Vested in Applicable Fiscal Year as of Vesting Date ($)	Change from Prior Year End Fair Value of Unvested Awards Granted in Prior Fiscal Year to Applicable Fiscal Year End Fair Value ($)	Change from Prior Year End Fair Value of Awards Granted in Prior Fiscal Year That Vested in Applicable Fiscal Year to Vesting Date Fair Value ($)	Deduction for Awards Forfeited During Applicable Fiscal Year ($)	Deduction for Stock Awards Column in SCT ($)	Deduction for Change in Pension Value in SCT ($)
2024	—	—	—	—	—	(4,628,567)	—
(10)CAP was calculated according to the SEC’s definition of CAP as directed by Item 402(v) of Regulation S-K, and is not the same as compensation received. To calculate CAP to Mr. Daily, the former CEO, the following amounts were deducted from and added to SCT total compensation:

Year	Fair Value Increase of Unvested Awards Granted in Applicable Fiscal Year As of Fiscal Year End ($)	Fair Value Increase of Awards Granted in Applicable Fiscal Year that Vested in Applicable Fiscal Year as of Vesting Date ($)	Change from Prior Year End Fair Value of Unvested Awards Granted in Prior Fiscal Year to Applicable Fiscal Year End Fair Value ($)	Change from Prior Year End Fair Value of Awards Granted in Prior Fiscal Year That Vested in Applicable Fiscal Year to Vesting Date Fair Value ($)	Deduction for Awards Forfeited During Applicable Fiscal Year ($)	Deduction for Stock Awards Column in SCT ($)	Deduction for Change in Pension Value in SCT ($)
2024	—	—	52,382	212,885	(1,365,555)	—	—
2023

Non-PEO NEO Average Total Compensation Amount					$ 1,459,000
Non-PEO NEO Average Compensation Actually Paid Amount					$ 818,916
Adjustment to Non-PEO NEO Compensation Footnote	CAP was calculated according to the SEC’s definition of CAP as directed by Item 402(v) of Regulation S-K, and is not the same as compensation received. To calculate average CAP to the non-CEO NEOs, the following amounts were deducted from and added to average SCT total compensation:

Year	Average Fair Value Increase of Unvested Awards Granted in Applicable Fiscal Year As of Fiscal Year End ($)	Average Change from Prior Year End Fair Value of Unvested Awards Granted in Prior Fiscal Year to Applicable Fiscal Year End Fair Value ($)	Average Change from Prior Year End Fair Value of Awards Granted in Prior Fiscal Year That Vested in Applicable Fiscal Year to Vesting Date Fair Value ($)	Average Deduction for Awards Forfeited During Applicable Fiscal Year ($)	Average Deduction for Stock Awards Column in SCT ($)	Average Deduction for Change in Pension Value in SCT ($)	Average Increase for Service Cost for Pension Plan ($
2024	369,895	—	36,025	12,776	(608,958)	(449,822)	—
2023

Tabular List, Table

Most Important Performance Measures
Relative TSR	Adjusted EBITDA	Enterprise Value
Free Cash Flow	Safety (DART)	Safety (TRIR)

Total Shareholder Return Amount					$ 85.43
Peer Group Total Shareholder Return Amount					135.71
Net Income (Loss)					$ (6,724,000)
Company Selected Measure Amount					233,508,000
Additional 402(v) Disclosure					Compensation Actually Paid (“CAP”) was calculated according to the SEC’s definition of CAP as directed by Item 402(v) of Regulation S-K, and is not the same as compensation received. To calculate CAP to Mr. Brown, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation: As required by Item 402(v)(2)(iv) and Item 201(e) of Regulation S-K, the Company’s cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (assuming dividend reinvestment) and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period. Net loss attributable to common stock in this column is the Company’s GAAP consolidated net loss attributable to common stock reflected in the Company’s audited financial statements for the applicable year. Amounts shown in thousands (000s).
Measure:: 1
Pay vs Performance Disclosure
Name					Relative TSR
Non-GAAP Measure Description					The Company-Selected Measure is Adjusted EBITDA, which is a non-GAAP measure. The measure reflects addbacks for certain one-time costs such as CEO transition costs, severance, A/R securitization transaction fees and IPO related costs. Amounts shown in thousands (000s).
Measure:: 2
Pay vs Performance Disclosure
Name					Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name					Safety (DART)
Measure:: 5
Pay vs Performance Disclosure
Name					Enterprise Value
Measure:: 6
Pay vs Performance Disclosure
Name					Safety (TRIR)
Brown [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 2,080,755
PEO Actually Paid Compensation Amount					1,990,245
PEO Name	Mr. Brown
Caudill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,509,985
PEO Actually Paid Compensation Amount					2,518,143
PEO Name			Mr. Caudill
Fehrman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					5,311,609
PEO Actually Paid Compensation Amount					683,042
PEO Name				Mr. Fehrman
Daily [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,419,538
PEO Actually Paid Compensation Amount					1,319,250
PEO Name		Mr. Daily
PEO | Brown [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,409,476
PEO | Brown [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Brown [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Brown [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Brown [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Brown [Member] | Deduction For Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,499,986)
PEO | Caudill [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Caudill [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Caudill [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					508,143
PEO | Caudill [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Caudill [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Caudill [Member] | Deduction For Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(499,985)
PEO | Caudill [Member] | Deduction For Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Fehrman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Fehrman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Fehrman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Fehrman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Fehrman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Fehrman [Member] | Deduction For Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,628,567)
PEO | Fehrman [Member] | Deduction For Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Daily [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Daily [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					52,382
PEO | Daily [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Daily [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					212,885
PEO | Daily [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,365,555)
PEO | Daily [Member] | Deduction For Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Daily [Member] | Deduction For Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					369,895
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					36,025
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,776
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(608,958)
Non-PEO NEO | Deduction For Stock Awards Column [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(449,822)
Non-PEO NEO | Deduction For Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0